CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Nov. 25, 2020	Dec. 31, 2019	Jun. 30, 2018	Mar. 23, 2018
Ordinary shares, par value	$ 0.00000005		$ 0.00000005	$ 0.00000005	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000,000		1,000,000,000,000	1,000,000,000,000	500,000,000
Ordinary shares, shares issued	2,372,222,222		2,372,222,222	500,000,000
Ordinary shares, shares outstanding	2,328,326,132	2,328,326,132	2,350,123,270
Treasury stocks, par value	$ 0.00000005		$ 0.00000005
Treasury stock, shares	43,896,090		22,098,952